Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 4,171	£ 3,228
Other income	37	23
Other comprehensive income	873	(1,002)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	233	(192)
Other income	38	48
Other comprehensive income	0	0
Total	271	(144)
Significant unobservable inputs (Level 3) | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total	0	0
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	164	(180)
Other income	3	0
Other comprehensive income	0	0
Total	167	(180)
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	34	17
Other income	0	0
Other comprehensive income	0	0
Total	34	17
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	87	(29)
Other income	0	(10)
Other comprehensive income	0	0
Total	87	(39)
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	21	(2)
Other income	0	0
Other comprehensive income	0	0
Total	21	(2)
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(74)	1
Other income	7	47
Other comprehensive income	0	0
Total	(67)	48
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	1	1
Other income	28	11
Other comprehensive income	0	0
Total	£ 29	£ 12